Consolidated Statements of Stockholders' Equity (Restated) (USD $)	Total	Common Stock	Preferred Stock	Treasury Stock	Additional Paid in Capital	Other Accumulated Comprehensive Loss	Total Accumulated Deficit
Beginning Balance (Restated) at Jun. 30, 2011	$ 8,080,245	$ 530,000	$ 50		$ 14,639,150	$ 222	$ (7,089,177)
Beginning Balance, Shares (Restated) at Jun. 30, 2011		5,300,000	5,000
Foreign currency translation adjustments	(253,280)					(253,280)
Net (loss) income	77,940						77,940
Ending Balance (Restated) at Jun. 30, 2012	7,904,905	530,000	50		14,639,150	(253,058)	(7,011,237)
Ending Balance, Shares (Restated) at Jun. 30, 2012		5,300,000	5,000
Issue of share capital at merger (Restated)	323,425	500,000			(176,575)
Issue of share capital at merger, Shares (Restated)		5,000,000
Foreign currency translation adjustments	(826,704)					(826,704)
Net (loss) income	262,752						262,752
Ending Balance (Restated) at Jun. 30, 2013	7,664,378	1,030,000	50		14,462,575	(1,079,762)	(6,748,485)
Ending Balance, Shares (Restated) at Jun. 30, 2013		10,300,000	5,000
Issuance of stock options	115,492				115,492
Issuance of stock options, Shares
Compensation in respect of option and restricted stock granted to employees, directors and third - parties, Value	344,674	17,063			327,611
Compensation in respect of option and restricted stock granted to employees, directors and third - parties, Shares		170,632
Change in par value of shares		(1,036,592)			1,036,592
Return of stock		(150)		150
Net (loss) income	(563,784)					(156,257)	(563,784)
Ending Balance (Restated) at Dec. 31, 2013	$ 7,404,503	$ 10,321	$ 50	$ 150	$ 15,942,270	$ (1,236,019)	$ (7,312,269)
Ending Balance, Shares (Restated) at Dec. 31, 2013		10,470,632	5,000